EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 14, 2013	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 3,949
Share Price		$ 0.15
Proceeds from Issuance of Common Stock	$ 37,791		0	$ 0	$ 37,791
Payments Of Dividends		$ 7,186	$ 7,186	$ 0	$ 5,802
Stock Issued During Period, Shares, Restricted Stock Award, Gross			29,500
Stock Issued During Period, Shares, Acquisitions				88,500
Equity Method Investment, Ownership Percentage			95.70%	97.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number			1,002,286
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number			2,175,488	2,796,081
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares	6,497,400				6,497,400
Share Price	$ 6.25
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			673,408	340,000	595,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 3.79	$ 3.19	$ 2.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 10,294	$ 7,446	$ 2,839
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number			1,002,286
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number			2,175,488
2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			6 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			140,444
2011 Plan [Member] | Director [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						4,000,000